Restricted Net assets (Details) - PRC - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Undistributed earnings in equity investees	$ 92,216,000	$ 85,400,000
Subsidiaries
Restricted net assets	$ 7,427,000	$ 7,277,000